UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,741
Construction & Engineering — 0.0%
USI United Subcontractors		6,454	200,073
Diversified Consumer Services — 0.7%
Cengage Thomson Learning (a)		38,155	1,049,262
Houghton Mifflin Harcourt Co.		128,441	3,388,274
			4,437,536
Diversified Financial Services — 0.2%
Kcad Holdings I Ltd. (a)		546,753,936	1,049,768
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		3,155	—
Total Common Stocks — 0.9%			5,691,118

Asset-Backed Securities – 17.3%		Par (000)
ACAS CLO Ltd., Series 2014-1A, Class C, 3.18%, 7/18/26 (b)(c)	USD	1,500	1,485,485
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.93%, 4/15/24 (b)(c)		1,750	1,740,079
Aircraft Lease Securitization Ltd., Series 2007-1A, Class G3, 0.44%, 5/10/32 (b)(c)		360	357,029
ALM Loan Funding, Series 2013-7RA (c):
Class C, 3.73%, 4/24/24		1,210	1,194,363
Class D, 5.28%, 4/24/24 (b)		1,040	1,032,365
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (c)		3,140	3,061,312
AmeriCredit Automobile, Receivables 2014-3, AMCAR 2014-3 C, 2.58%, 9/08/20		4,850	4,901,575
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.44%, 12/09/26 (b)(c)		2,000	1,990,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.12%, 4/17/26 (b)(c)		3,000	2,999,923
Ares CLO, Ltd. (b)(c):
ARES 2014 32A B 144A, 3.52%, 11/15/25		1,250	1,250,853
Series 2012-2A, Class CR, 1.00%, 10/12/23 (d)		1,000	1,000,000
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (c)		1,100	1,087,767
Babson CLO Ltd., Series 2014-3A, Class C1, 3.28%, 1/15/26 (b)(c)		2,000	2,002,000

Asset-Backed Securities		Par (000)	Value
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.63%, 10/22/25 (b)(c)	USD	500	$481,391
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (b)(c)		750	726,967
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.08%, 7/20/26 (b)(c)		1,250	1,231,250
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class C, 3.38%, 10/20/26 (b)(c)		2,500	2,465,625
Carlyle Global Market Strategies CLO 2014-5, Ltd., Series 2014-5A, Class C, 4.43%, 10/16/25 (b)(c)		2,000	2,001,264
Carlyle Global Market Strategies CLO 2015-1, Ltd., Series 2015-1A, Class C, 3.41%, 4/20/27 (b)(c)		1,000	1,001,762
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.26%, 2/14/25 (b)(c)		250	249,991
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,563,882
Cent CLO, Series 2014-21A, Class C, 3.78%, 7/27/26 (b)(c)		1,000	977,314
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (b)(c)		500	496,330
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.17%, 10/17/26 (b)(c)		2,850	2,840,954
CIFC Funding 2014-V, Ltd., Series 2014-5A (b)(c):
Class C, 3.59%, 1/17/27		445	445,162
Class D2, 4.74%, 1/17/27		445	445,383
CIFC Funding Ltd., Class D (b)(c):
Series 2014-3A, 3.68%, 7/22/26		420	404,189
Series 2015-1A, 4.27%, 1/22/27		1,000	986,600
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.34%, 10/25/47 (c)		428	425,638
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,171	2,110,176
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,222	3,275,288
Flagship CLO, Series 2014-8A, Class C, 3.41%, 1/16/26 (b)(c)		2,000	2,000,902

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (c)	USD	1,090	$1,090,029
Gramercy Park CLO, Ltd., Series 2012-1AR, Class CR, 4.32%, 7/17/23 (b)(c)		5,000	5,000,106
GSAA Trust, Series 2007-3, Class 1A2, 0.35%, 3/25/47 (c)		2,630	1,332,003
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.78%, 7/15/26 (b)(c)		1,165	1,128,193
Litigation Fee Residual FDG, 4.00%, 10/30/27		2,060	2,060,000
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.53%, 1/20/25 (b)(c)		700	700,062
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.78%, 10/23/25 (b)(c)		420	413,871
Madison Park Funding XV, Ltd., Series 2014-15A, Class B1, 3.46%, 1/27/26 (b)(c)		1,500	1,510,636
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.43%, 11/14/25 (b)(c)		2,250	2,253,375
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (b)(c)		2,000	1,929,216
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.63%, 3/18/26 (b)		4,350	4,465,666
OneMain Financial Issuance Trust 2015-2, Series 2015-2A (b):
Class C, 4.32%, 7/18/25		4,000	3,999,268
Class D, 5.64%, 7/18/25		2,000	1,999,792
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	501,296
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 7/17/26 (b)(c)		780	759,978
OZLM VIII, Ltd., Series 2014-8A (b)(c):
Class B, 3.27%, 10/17/26		2,500	2,500,201
Class C, 3.77%, 10/17/26		500	487,184
OZLM IX, Ltd., Series 2014-9A, Class C, 3.88%, 1/20/27 (b)(c)		1,500	1,475,293
OZLM XII, Ltd., Series 2015-12A, Class C, 3.98%, 4/30/27 (b)(c)		1,000	967,300
Regatta Funding LP, Series 2013-2A, Class C, 4.28%, 1/15/25 (b)(c)		500	495,713
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.28%, 10/25/26 (b)(c)		2,000	1,974,822
Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60%, 11/16/20	USD	4,500	$4,561,249
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,009,443
Santander Drive Auto Receivables Trust 2014-4, Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,576,311
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)		2,000	1,928,000
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.47%, 10/17/26 (b)(c)		4,000	4,005,299
Venture XIX CLO, Ltd., Series 2014-19A, Class C, 3.55%, 1/15/27 (b)(c)		445	445,000
Voya CLO Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (e)		1,000	932,100
Voya CLO, Ltd., Series 2014-4A, Class C, 4.28%, 10/14/26 (b)(c)		2,500	2,499,912
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,124,086
			112,358,223
Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		6,295	442,606
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		7,873	538,842
			981,448
Total Asset-Backed Securities — 17.4%			113,339,671

Corporate Bonds
Aerospace & Defense — 0.7%
Bombardier, Inc., 7.50%, 3/15/25 (b)		167	159,694
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		928	928,186
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		250	260,000
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		339	372,900
TransDigm, Inc.:
6.00%, 7/15/22		1,795	1,819,681

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	2

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
TransDigm, Inc. (concluded):
6.50%, 7/15/24	USD	835	$851,700
			4,392,161
Airlines — 2.8%
Air Canada Pass-Through Trust (b):
Series 2013-1, Class C, 6.63%, 5/15/18		651	685,178
Series 2015-1, Class B, 3.88%, 9/15/24		1,500	1,485,000
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		315	306,338
American Airlines Pass-Through Trust, Series 2013-2:
Class A, 4.95%, 7/15/24		3,538	3,803,229
Class B, 5.60%, 1/15/22 (b)		680	708,697
Class C, 6.00%, 1/15/17 (b)		2,600	2,626,000
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,090	2,199,725
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		208	230,508
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24		2,300	2,366,125
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,062	1,082,790
Virgin Australia Trust, Series 2013-1 (b):
Class A, 5.00%, 4/23/25		658	697,561
Class B, 6.00%, 4/23/22		1,322	1,368,361
Class C, 7.13%, 10/23/18		932	953,073
			18,512,585
Auto Components — 1.1%
Affinia Group, Inc., 7.75%, 5/01/21		1,095	1,141,537
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		2,058	2,122,312
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		186	195,765
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	115	136,504
(6.25% Cash or 0.00% PIK), 6.25%, 11/15/19 (b)	USD	804	855,263
(6.75% Cash or 0.00% PIK), 6.75%, 11/15/22 (b)		943	1,027,870
(6.88% Cash), 6.88%, 8/15/18	EUR	375	429,021
Corporate Bonds		Par (000)	Value
Auto Components (concluded)
ZF North America Capital, Inc.:
4.00%, 4/29/20 (b)	USD	314	$319,495
4.50%, 4/29/22 (b)		168	170,940
2.75%, 4/27/23	EUR	200	215,816
4.75%, 4/29/25 (b)	USD	476	476,000
			7,090,523
Automobiles — 0.5%
General Motors Co.:
3.50%, 10/02/18		2,478	2,546,888
5.20%, 4/01/45		550	561,201
			3,108,089
Banks — 1.4%
Banco Espirito Santo SA:
4.75%, 1/15/18	EUR	100	112,162
4.00%, 1/21/19		100	110,514
Bankia SA, 4.00%, 5/22/24 (c)		100	109,006
Barclays PLC, 3.65%, 3/16/25	USD	3,600	3,523,514
CIT Group, Inc.:
5.00%, 5/15/17		890	922,752
5.50%, 2/15/19 (b)		1,370	1,447,063
5.00%, 8/01/23		235	240,570
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,260,818
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,306,470
			9,032,869
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	82	90,200
3.88%, 11/15/19		294	300,983
			391,183
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		190	194,275
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		650	679,250
Cemex SAB de CV:
4.38%, 3/05/23	EUR	100	108,457
5.70%, 1/11/25 (b)	USD	670	658,912
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		1,030	1,081,500
Masonite International Corp., 5.63%, 3/15/23 (b)		329	340,515
Ply Gem Industries, Inc., 6.50%, 2/01/22		745	739,412

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Building Products (concluded)
USG Corp., 9.75%, 1/15/18	USD	1,390	$1,598,653
			5,400,974
Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (b)		975	1,012,781
Blackstone CQP Holdco LP, 9.30%, 3/18/19		1,101	1,089,698
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(e)(g)		249	707,267
5.38%, 11/15/22		627	655,215
UBS Group AG, 7.00% (c)(h)		200	208,750
			3,673,711
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		398	431,830
Chemtura Corp., 5.75%, 7/15/21		200	205,500
Huntsman International LLC:
8.63%, 3/15/21		264	279,180
5.13%, 4/15/21	EUR	331	384,441
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)	USD	314	322,635
6.50%, 8/15/18	EUR	122	138,515
The Chemours Co. (b):
6.63%, 5/15/23	USD	873	886,095
7.00%, 5/15/25		301	306,267
			2,954,463
Commercial Services & Supplies — 1.1%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	125	194,155
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)	USD	766	720,040
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	307,695
ARAMARK Corp., 5.75%, 3/15/20		712	743,150
Aviation Capital Group Corp., 4.63%, 1/31/18 (b)		1,000	1,042,990
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		203	194,880
Covanta Holding Corp., 6.38%, 10/01/22		100	106,500
Mobile Mini, Inc., 7.88%, 12/01/20		915	969,900
Modular Space Corp., 10.25%, 1/31/19 (b)		1,253	1,068,182
Silk Bidco, 7.50%, 2/01/22	EUR	120	136,903
Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	658	$718,865
5.75%, 11/15/24		1,039	1,055,884
			7,259,144
Communications Equipment — 2.5%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (g)		6,670	6,670,000
Alcatel-Lucent USA, Inc. (b):
4.63%, 7/01/17		800	823,000
6.75%, 11/15/20		2,150	2,279,000
Avaya, Inc., 7.00%, 4/01/19 (b)		437	437,000
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)(d)		494	500,175
CommScope, Inc. (b):
4.38%, 6/15/20 (d)		465	469,069
5.00%, 6/15/21		215	214,463
5.50%, 6/15/24		221	220,171
Motorola Solutions, Inc., 3.75%, 5/15/22		1,500	1,499,202
Plantronics, Inc., 5.50%, 5/31/23 (b)		229	232,435
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,946	2,198,980
6.00%, 4/01/23 (b)		952	958,654
			16,502,149
Construction & Engineering — 0.4%
AECOM Technology Corp. (b):
5.75%, 10/15/22		150	155,250
5.88%, 10/15/24		701	729,040
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		255	263,287
Novafives SAS, 4.50%, 6/30/21	EUR	100	109,281
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	1,138	1,166,450
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	304,800
			2,728,108
Construction Materials — 0.9%
HD Supply, Inc.:
11.00%, 4/15/20		770	872,025
7.50%, 7/15/20		2,696	2,915,050
5.25%, 12/15/21 (b)		1,828	1,901,120

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	4

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Construction Materials (concluded)
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	150	$164,209
			5,852,404
Consumer Finance — 1.7%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	635	649,287
4.63%, 3/30/25		3,601	3,528,980
8.00%, 11/01/31		2,030	2,496,900
General Motors Financial Co., Inc.:
2.63%, 7/10/17		2,760	2,799,421
4.38%, 9/25/21		530	552,746
Hyundai Capital America, 3.75%, 4/06/16 (b)		1,285	1,312,705
			11,340,039
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.27%, 12/15/19 (b)(c)		995	978,831
6.00%, 6/30/21 (b)		380	381,900
4.25%, 1/15/22	EUR	320	359,364
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)	USD	1,560	1,575,600
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		144	151,200
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	173,261
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (f)		100	115,871
SGD Group SAS, 5.63%, 5/15/19		100	112,850
			3,848,877
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17	USD	874	907,868
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 10.00%, 9/01/19 (b)		615	595,013
Diversified Financial Services — 1.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21 (b)		500	530,000
Aircastle Ltd., 6.25%, 12/01/19		367	404,159
Bank of America Corp., Series L, 3.95%, 4/21/25		1,855	1,838,196
HSH Nordbank AG, 0.83%, 2/14/17 (c)	EUR	153	135,272
International Lease Finance Corp.:
4.63%, 4/15/21	USD	147	153,247
Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
International Lease Finance Corp. (concluded):
5.88%, 8/15/22	USD	560	$618,800
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20		585	586,462
6.88%, 4/15/22		456	440,610
Leucadia National Corp., 8.13%, 9/15/15		1,870	1,903,894
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		625	650,781
6.88%, 2/15/21		210	221,550
			7,482,971
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 2.45%, 6/30/20		615	609,191
CenturyLink, Inc.:
6.45%, 6/15/21		155	165,269
Series V, 5.63%, 4/01/20		751	783,856
Frontier Communications Corp.:
8.50%, 4/15/20		60	64,200
6.25%, 9/15/21		45	43,341
7.13%, 1/15/23		205	196,288
7.63%, 4/15/24		95	91,438
6.88%, 1/15/25		190	173,375
Level 3 Financing, Inc.:
3.91%, 1/15/18 (c)		411	416,137
6.13%, 1/15/21		1,682	1,782,920
5.38%, 8/15/22		1,055	1,078,737
5.13%, 5/01/23 (b)		1,265	1,268,162
5.38%, 5/01/25 (b)		1,521	1,513,395
Series TIT, 6.00%, 7/24/17 (g)	EUR	100	132,455
Telecom Italia Finance SA, 7.75%, 1/24/33		75	116,165
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	339,167
5.88%, 5/19/23		450	758,257
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	271	323,311
6.75%, 8/15/24		397	486,168
Verizon Communications, Inc., 3.65%, 9/14/18	USD	7,000	7,379,197
			17,721,029
Electric Utilities — 0.4%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)		728	758,940
Homer City Generation LP (f):
(8.14% Cash), 8.14%, 10/01/19		303	306,772

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Homer City Generation LP (f) (concluded):
(8.73% Cash), 8.73%, 10/01/26	USD	575	$583,787
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		403	427,206
Talen Energy Supply LLC, 6.50%, 6/01/25 (b)		235	239,796
			2,316,501
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	349	403,909
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20		106	127,543
			531,452
Energy Equipment & Services — 0.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	503	470,305
MEG Energy Corp. (b):
6.50%, 3/15/21		384	372,480
7.00%, 3/31/24		1,974	1,904,910
Peabody Energy Corp., 6.25%, 11/15/21		583	287,128
Precision Drilling Corp., 5.25%, 11/15/24		522	460,013
Transocean, Inc.:
3.00%, 10/15/17		594	579,521
6.00%, 3/15/18		575	585,062
6.50%, 11/15/20		240	228,600
			4,888,019
Food & Staples Retailing — 1.1%
Brakes Capital, 7.13%, 12/15/18	GBP	1,255	1,988,308
Family Tree Escrow LLC (b):
5.25%, 3/01/20	USD	178	186,677
5.75%, 3/01/23		1,731	1,826,205
R&R Ice Cream PLC, 4.75%, 5/15/20	EUR	150	170,717
Rite Aid Corp.:
9.25%, 3/15/20	USD	1,095	1,201,215
6.13%, 4/01/23 (b)		1,570	1,632,800
			7,005,922
Food Products — 0.3%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		635	648,494
Boparan Finance PLC, 5.50%, 7/15/21	GBP	115	162,979
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)	USD	193	202,168
Corporate Bonds		Par (000)	Value
Food Products (concluded)
Smithfield Foods, Inc. (concluded):
6.63%, 8/15/22	USD	783	$846,227
			1,859,868
Health Care Equipment & Supplies — 0.6%
Biomet, Inc., 6.50%, 10/01/20		418	439,025
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,259	1,296,770
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		830	869,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		284	290,745
5.50%, 4/15/25		239	240,374
Teleflex, Inc., 6.88%, 6/01/19		675	698,207
			3,834,546
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		240	240,000
Amsurg Corp., 5.63%, 7/15/22		1,016	1,040,130
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		490	504,087
6.88%, 2/01/22		1,404	1,498,784
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,093	1,104,613
5.00%, 5/01/25		997	990,769
ExamWorks Group, Inc., 5.63%, 4/15/23		381	389,572
HCA Holdings, Inc., 7.75%, 5/15/21		285	304,956
HCA, Inc.:
3.75%, 3/15/19		786	797,790
6.50%, 2/15/20		160	178,600
7.50%, 2/15/22		433	506,610
5.88%, 3/15/22		82	91,635
4.75%, 5/01/23		108	111,780
5.00%, 3/15/24		335	349,238
5.38%, 2/01/25		713	734,390
HealthSouth Corp., 5.75%, 11/01/24		203	209,598
Hologic, Inc., 6.25%, 8/01/20		1,289	1,335,726
Kindred Healthcare, Inc., 6.38%, 4/15/22		186	189,720
Omnicare, Inc.:
4.75%, 12/01/22		165	179,025
5.00%, 12/01/24		104	115,050
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		104	104,780
Tenet Healthcare Corp.:
6.25%, 11/01/18		264	287,594

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	6

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (concluded):
4.75%, 6/01/20	USD	520	$529,100
6.00%, 10/01/20		811	867,770
8.13%, 4/01/22		198	215,820
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	564,285
			13,441,422
Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp., 6.88%, 5/15/23	USD	795	808,912
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (b)(f)		204	207,060
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		535	575,125
5.00%, 9/01/23		160	164,118
5.50%, 12/01/24		1,302	1,363,845
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (g)	GBP	100	143,899
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	371	373,783
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		357	369,495
International Game Technology PLC:
6.25%, 2/15/22 (b)		200	194,000
4.75%, 2/15/23	EUR	125	136,773
MGM Resorts International:
6.75%, 10/01/20	USD	123	133,301
6.00%, 3/15/23		251	260,099
New Red Finance, Inc., 6.00%, 4/01/22 (b)		860	891,820
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		485	517,737
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,198
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (b)	USD	335	335,000
Sabre GLBL, Inc., 5.38%, 4/15/23 (b)		317	322,548
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		576	594,720
Snai SpA, 7.63%, 6/15/18	EUR	205	234,720
Spirit Issuer PLC (c):
Series A1, 1.12%, 12/28/28	GBP	445	592,252
Series A2, 3.27%, 12/28/31		1,800	2,654,831
Series A5, 5.47%, 12/28/34		4,500	7,049,745
Series A6, 2.37%, 12/28/36		2,670	3,917,595
Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, 7.50%, 3/01/21	USD	2,245	$2,390,925
Tropicana Entertainment LLC/Tropicana Finance Corp., 0.00%, 12/15/15 (a)(i)		375	—
The Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	762	1,187,207
Series N, 6.46%, 3/30/32		100	135,263
			25,670,971
Household Durables — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	510	479,400
Beazer Homes USA, Inc.:
6.63%, 4/15/18		910	940,712
5.75%, 6/15/19		523	511,233
Berkline/Benchcraft LLC, 4.50%, 11/03/15 (a)(i)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		259	260,295
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,235	1,290,575
Shea Homes LP/Shea Homes Funding Corp. (b):
5.88%, 4/01/23		503	518,090
6.13%, 4/01/25		509	524,270
Standard Pacific Corp., 8.38%, 1/15/21		1,000	1,170,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		297	298,485
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		500	492,500
5.88%, 6/15/24		340	334,475
			6,820,035
Household Products — 0.3%
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	266,875
6.63%, 11/15/22		1,125	1,206,562
5.75%, 7/15/25 (b)		546	562,380
			2,035,817
Independent Power and Renewable Electricity Producers — 0.7%
Baytex Energy Corp., 5.13%, 6/01/21 (b)		170	165,325
Calpine Corp.:
6.00%, 1/15/22 (b)		143	153,010
5.38%, 1/15/23		624	627,120
5.88%, 1/15/24 (b)		438	468,660
5.50%, 2/01/24		639	637,402

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Calpine Corp. (concluded):
5.75%, 1/15/25	USD	618	$621,862
Dynegy, Inc., 6.75%, 11/01/19 (b)		610	645,075
NRG Energy, Inc.:
7.88%, 5/15/21		177	189,611
6.25%, 5/01/24		267	273,008
NRG REMA LLC:
Series B, 9.24%, 7/02/17		63	66,441
Series C, 9.68%, 7/02/26		589	639,065
			4,486,579
Insurance — 1.1%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16		3,000	3,206,040
CNO Financial Group, Inc.:
4.50%, 5/30/20		30	31,011
6.38%, 10/01/20 (b)		304	323,973
5.25%, 5/30/25		219	227,213
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		750	872,275
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		391	403,707
Lincoln National Corp., 3.35%, 3/09/25		845	840,667
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		595	629,212
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	400	541,132
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	195,568
			7,270,798
Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18	USD	695	719,325
Interactive Data Corp., 5.88%, 4/15/19 (b)		741	752,115
			1,471,440
IT Services — 1.2%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		664	703,010
Epicor Software Corp., 8.63%, 5/01/19		1,260	1,316,700
First Data Corp.:
7.38%, 6/15/19 (b)		1,100	1,144,000
6.75%, 11/01/20 (b)		1,488	1,588,440
11.75%, 8/15/21		392	448,350
Open Text Corp., 5.63%, 1/15/23 (b)		1,084	1,095,517
SunGard Data Systems, Inc., 6.63%, 11/01/19		800	835,000
Corporate Bonds		Par (000)	Value
IT Services (concluded)
WEX, Inc., 4.75%, 2/01/23 (b)	USD	550	$533,500
			7,664,517
Media — 5.4%
Altice Financing SA:
6.50%, 1/15/22 (b)		645	661,125
5.25%, 2/15/23	EUR	100	114,223
6.63%, 2/15/23 (b)	USD	786	814,492
Altice Finco SA, 7.63%, 2/15/25 (b)		200	205,000
Altice SA:
7.25%, 5/15/22	EUR	400	452,500
7.75%, 5/15/22 (b)	USD	850	858,500
6.25%, 2/15/25	EUR	175	189,339
7.63%, 2/15/25 (b)	USD	740	730,750
Altice US Finance I Corp., 5.38%, 7/15/23 (b)(d)		1,751	1,751,000
Altice US Finance II Corp., 7.75%, 7/15/25 (b)(d)		606	606,000
Altice US Finance SA, 7.75%, 7/15/25 (b)(d)		670	658,442
AMC Networks, Inc.:
7.75%, 7/15/21		865	940,687
4.75%, 12/15/22		70	71,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		270	270,000
5.13%, 5/01/23 (b)		160	160,800
5.88%, 5/01/27 (b)		125	125,938
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20		509	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		677	715,927
6.50%, 11/15/22		1,178	1,236,351
Columbus International, Inc., 7.38%, 3/30/21 (b)		686	743,452
DISH DBS Corp.:
7.13%, 2/01/16		200	207,125
4.25%, 4/01/18		1,330	1,366,575
5.88%, 11/15/24		1,336	1,339,340
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		185	185,000
Gannett Co., Inc.:
5.13%, 10/15/19		197	206,111
5.13%, 7/15/20		218	227,810
6.38%, 10/15/23		304	323,760
Gray Television, Inc., 7.50%, 10/01/20		428	455,820
iHeartCommunications, Inc.:
9.00%, 12/15/19		345	338,963
9.00%, 3/01/21		966	912,870
9.00%, 9/15/22		755	710,455

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	8

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Media (continued)
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	USD	1,660	$1,682,825
5.50%, 8/01/23		1,295	1,189,380
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		185	197,719
MDC Partners, Inc., 6.75%, 4/01/20 (b)		733	727,502
Media General Financing Sub, Inc., 5.88%, 11/15/22 (b)		303	310,575
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		245	253,575
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		345	355,350
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		330	331,238
Numericable Group SA:
4.88%, 5/15/19 (b)		1,770	1,780,620
5.38%, 5/15/22	EUR	110	126,413
6.00%, 5/15/22 (b)	USD	1,530	1,543,387
5.63%, 5/15/24	EUR	260	299,151
6.25%, 5/15/24 (b)	USD	510	517,013
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		105	108,675
5.63%, 2/15/24		95	99,513
5.63%, 2/15/24 (b)		104	108,940
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		450	479,250
Sirius XM Radio, Inc. (b):
5.75%, 8/01/21		424	441,490
4.63%, 5/15/23		40	38,600
5.38%, 4/15/25		1,315	1,316,972
Sterling Entertainment Corp., 9.75%, 12/15/19		1,175	1,198,500
Time Warner Inc., 3.60%, 7/15/25		2,000	1,992,828
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	236	263,087
Univision Communications, Inc., 5.13%, 2/15/25 (b)	USD	535	532,057
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,143	1,836,713
Corporate Bonds		Par (000)	Value
Media (concluded)
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	137	$153,492
			35,464,620
Metals & Mining — 1.9%
Alcoa, Inc., 5.13%, 10/01/24	USD	1,843	1,967,402
ArcelorMittal, 4.50%, 8/05/15		738	741,690
Constellium NV, 5.75%, 5/15/24 (b)		358	336,520
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		119	115,281
7.25%, 5/15/22		356	343,095
FMG Resources August 2006 Pty, Ltd., 9.75%, 3/01/22 (b)		131	137,550
Global Brass & Copper, Inc., 9.50%, 6/01/19		695	759,287
Kaiser Aluminum Corp., 8.25%, 6/01/20		510	554,625
Novelis, Inc.:
8.38%, 12/15/17		175	183,094
8.75%, 12/15/20		2,906	3,095,791
Peabody Energy Corp., 6.50%, 9/15/20		311	160,165
Perstorp Holding AB, 8.75%, 5/15/17 (b)		290	303,775
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		100	101,750
Steel Dynamics, Inc.:
5.13%, 10/01/21		645	653,063
6.38%, 8/15/22		555	593,850
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,156	2,301,552
			12,348,490
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	150	171,335
Multiline Retail — 0.1%
Hema Bondco I BV, 6.25%, 6/15/19		205	197,008
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)	USD	516	553,410
			750,418
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Finance Corp., 5.38%, 11/01/21		774	783,675
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		95	91,913
California Resources Corp.:
5.50%, 9/15/21		689	652,827
6.00%, 11/15/24		2,981	2,742,520

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	305	$244,000
Cimarex Energy Co., 4.38%, 6/01/24		206	211,923
Concho Resources, Inc., 5.50%, 4/01/23		1,365	1,385,475
CONSOL Energy, Inc., 5.88%, 4/15/22		1,653	1,541,422
El Paso LLC:
7.80%, 8/01/31		116	136,119
7.75%, 1/15/32		556	655,024
Energy Transfer Equity LP:
7.50%, 10/15/20		674	770,045
5.88%, 1/15/24		875	929,687
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23 (b)		404	404,505
Halcon Resources Corp., 8.63%, 2/01/20 (b)		892	905,380
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		520	505,700
Kinder Morgan Energy Partners LP:
4.15%, 2/01/24		640	643,985
4.25%, 9/01/24		1,035	1,039,461
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		1,285	1,398,122
Kinder Morgan, Inc., 3.05%, 12/01/19		630	633,006
Laredo Petroleum, Inc., 7.38%, 5/01/22		132	140,250
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20		1,083	979,438
7.75%, 2/01/21		215	185,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 6/01/25		1,064	1,057,350
Newfield Exploration Co., 5.38%, 1/01/26		268	277,380
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		353	360,060
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	390,450
6.50%, 11/01/21		410	413,075
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)(d)		433	435,165
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	110	117,473
Range Resources Corp., 5.75%, 6/01/21	USD	161	167,038
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22	USD	376	$375,060
Rosetta Resources, Inc., 5.63%, 5/01/21		379	401,778
RSP Permian, Inc., 6.63%, 10/01/22 (b)		359	373,360
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		536	545,380
5.75%, 5/15/24		566	575,197
5.63%, 3/01/25 (b)		638	638,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,385	2,545,987
Sanchez Energy Corp., 6.13%, 1/15/23		681	646,950
SandRidge Energy, Inc.:
8.75%, 1/15/20		79	51,153
7.50%, 2/15/23		921	511,155
Seven Generations Energy, Ltd., 6.75%, 5/01/23 (b)		216	217,620
Seventy Seven Energy, Inc., 6.50%, 7/15/22		258	161,895
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		636	664,620
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20		138	144,486
6.25%, 10/15/22 (b)		677	715,927
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		425	411,187
Whiting Petroleum Corp., 5.00%, 3/15/19		1,212	1,212,000
			30,389,661
Pharmaceuticals — 2.4%
AbbVie, Inc., 3.60%, 5/14/25		695	699,444
Actavis Funding SCS, 3.45%, 3/15/22		2,460	2,481,409
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (b)(f)		156	159,510
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20		135	142,088
7.25%, 1/15/22		121	128,563
6.00%, 2/01/25		798	807,975
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22		759	774,180
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		2,214	2,339,921
5.38%, 3/15/20 (b)		747	778,747

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	10

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (concluded):
6.38%, 10/15/20 (b)	USD	597	$636,924
7.50%, 7/15/21 (b)		335	366,490
5.63%, 12/01/21 (b)		520	539,500
5.50%, 3/01/23 (b)		519	529,380
4.50%, 5/15/23	EUR	300	333,609
5.88%, 5/15/23 (b)	USD	2,775	2,875,594
6.13%, 4/15/25 (b)		2,118	2,202,720
			15,796,054
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20		540	568,350

Real Estate Investment Trusts (REITs) — 0.7%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	200	205,931
AvalonBay Communities, Inc., 3.45%, 6/01/25	USD	1,245	1,261,306
ERP Operating LP, 3.38%, 6/01/25		1,015	1,024,528
iStar Financial, Inc.:
4.00%, 11/01/17		435	428,475
5.00%, 7/01/19		305	301,569
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		1,300	1,427,242
			4,649,051
Real Estate Management & Development — 0.5%
Realogy Corp. (b):
7.63%, 1/15/20		1,837	1,963,294
9.00%, 1/15/20		301	324,327
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		531	538,965
5.25%, 12/01/21		228	232,275
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		220	230,450
			3,289,311
Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%, 9/23/15 (b)		3,400	3,420,961
EC Finance PLC, 5.13%, 7/15/21	EUR	180	208,270
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	820	817,950
The Hertz Corp.:
7.50%, 10/15/18		540	558,900
6.75%, 4/15/19		405	419,175
5.88%, 10/15/20		435	444,244
7.38%, 1/15/21		675	706,219
Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)	USD	319	$325,380
			6,901,099
Semiconductors & Semiconductor Equipment — 0.6%
Micron Technology, Inc. (b):
5.25%, 1/15/24		400	396,000
5.50%, 2/01/25		185	183,594
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		560	590,800
Seagate HDD Cayman, 4.88%, 6/01/27 (b)		2,000	2,020,166
Sensata Technologies BV (b):
5.63%, 11/01/24		179	190,859
5.00%, 10/01/25		812	819,608
			4,201,027
Software — 0.6%
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (b)(f)		744	757,020
Infor US, Inc., 6.50%, 5/15/22 (b)		1,279	1,328,753
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,715	1,730,006
			3,815,779
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20		374	402,611
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		508	537,210
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	266,503
			1,206,324
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	380	414,200
5.00%, 5/01/25 (b)		320	318,800
The William Carter Co., 5.25%, 8/15/21		346	358,110
			1,091,110
Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc. (b):
6.50%, 7/15/22		534	573,382
5.63%, 10/01/24		420	437,850
			1,011,232
Transportation Infrastructure — 1.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		378	379,890

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Transportation Infrastructure (concluded)
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (b)	USD	640	$651,007
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (b)(f)		867	641,867
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (b)		6,155	6,382,544
			8,055,308
Wireless Telecommunication Services — 2.1%
Communications Sales & Leasing, Inc. (b):
6.00%, 4/15/23		330	331,650
8.25%, 10/15/23		674	687,480
Digicel Ltd., 6.00%, 4/15/21 (b)		2,073	2,047,087
The Geo Group, Inc., 5.88%, 1/15/22		340	359,125
SBA Communications Corp., 4.88%, 7/15/22 (b)		815	819,646
Sprint Communications, Inc. (b):
9.00%, 11/15/18		2,020	2,315,425
7.00%, 3/01/20		1,141	1,259,379
Sprint Corp.:
7.88%, 9/15/23		1,735	1,764,321
7.13%, 6/15/24		590	570,825
T-Mobile USA, Inc.:
6.63%, 4/28/21		263	280,437
6.13%, 1/15/22		75	78,656
6.73%, 4/28/22		173	184,245
6.00%, 3/01/23		478	496,224
6.50%, 1/15/24		535	564,425
6.38%, 3/01/25		270	281,813
Vodafone Group PLC, 2.50%, 9/26/22		1,080	990,608
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	695	774,005
			13,805,351
Total Corporate Bonds — 55.5%			361,606,567

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.9%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	908	915,949
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,274	1,274,803
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,375	1,442,031
Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense (concluded)
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22	USD	645	$640,312
Term Loan D, 3.75%, 6/04/21		298	297,175
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,564	1,559,179
			6,129,449
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		678	644,230
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		708	672,576
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		122	115,961
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		977	927,691
			2,360,458
Airlines — 0.1%
Northwest Airlines, Inc.:
2.25%, 3/10/17		301	294,119
1.63%, 9/10/18		321	307,197
1.64%, 9/10/18		162	155,275
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		7	6,719
			763,310
Auto Components — 1.3%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		712	711,882
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		913	876,781
2nd Lien Term Loan, 10.50%, 1/29/18		1,050	939,750
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		849	850,312
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,823	2,810,256
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,643	1,653,160

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	12

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Auto Components (concluded)
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20	USD	780	$783,658
			8,625,799
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		415	414,231
2nd Lien Term Loan, 8.25%, 6/03/21		351	351,439
			765,670
Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 0.00%, 3/01/11 (a)(i)		1,000	—
Building Products — 1.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		754	752,610
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,627	1,615,412
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		936	907,483
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		386	387,189
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,022	1,027,550
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,139	1,137,931
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		760	758,155
Term Loan B, 4.00%, 10/31/19		802	799,210
			7,385,540
Capital Markets — 0.3%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		520	501,038
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		576	574,148
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,140	1,141,140
			2,216,326
Chemicals — 1.3%
Chemours Company Co., Term Loan B, 3.75%, 5/22/22		415	415,180
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		763	749,147
Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18	USD	657	$656,491
Kronos Worldwide Inc., 2015 Term Loan, 4.00%, 2/18/20		233	232,843
MacDermid, Inc., 1st Lien Term Loan, 4.50%, 6/07/20		658	660,744
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		1,188	1,189,806
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	646,485
Term Loan B2, 4.25%, 1/15/20		670	645,239
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		767	769,228
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		517	517,529
2nd Lien Term Loan, 7.75%, 7/31/22		1,050	1,015,224
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		653	651,729
			8,149,645
Commercial Services & Supplies — 1.5%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		996	990,683
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,555	1,546,246
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		992	995,006
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,166	1,168,380
2nd Lien Term Loan, 8.00%, 5/14/22		1,000	1,003,750
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,861	1,851,656
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		336	332,183
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,765	1,760,530

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (concluded)
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20	USD	380	$381,443
			10,029,877
Communications Equipment — 1.3%
Applied Systems, Inc.:
1st Lien Term Loan, 4.27%, 1/25/21		326	326,201
2nd Lien Term Loan, 7.50%, 1/24/22		265	266,325
Avaya, Inc., Term Loan B7, 6.25%, 4/16/20		2,295	2,261,539
Blue Coat Systems, Inc., 2015 Term Loan, 4.50%, 5/15/22		470	470,588
CommScope, Inc.:
Incremental Term Loan B, 3.75%, 5/21/22		300	300,375
Term Loan B3, 2.69%, 1/21/17		431	430,533
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		290	292,720
Telesat Canada, Term Loan A, 4.10%, 3/24/17	CAD	1,514	1,210,491
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 3.75%, 5/06/21	USD	2,731	2,727,373
			8,286,145
Construction & Engineering — 0.1%
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		710	714,139
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,859	1,860,476
Containers & Packaging — 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		904	904,322
Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,073	2,070,398
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		225	227,063
			2,297,461
Diversified Consumer Services — 0.6%
Allied Security Holdings LLC, 1st Lien Term Loan, 4.25%, 2/12/21		512	512,464
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		621	610,981
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		2,581	2,587,243
Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20	USD	466	$230,572
			3,941,260
Diversified Financial Services — 0.5%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		858	857,846
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		1,464	1,469,063
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		698	699,227
			3,026,136
Diversified Telecommunication Services — 1.3%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,711	1,717,272
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/05/20		1,152	1,144,879
2nd Lien Term Loan, 9.75%, 2/21/20		860	864,327
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,240	4,237,371
2019 Term Loan, 4.00%, 8/01/19		659	658,145
			8,621,994
Electric Utilities — 0.2%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		296	224,736
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		503	472,870
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		503	472,945
			1,170,551
Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		668	670,909

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	14

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC (concluded):
Extended Term Loan, 4.67%, 10/10/17 (a)(i)	USD	1,780	$1,081,350
			1,752,259
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		833	830,447
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,091	1,095,210
Food & Staples Retailing — 0.3%
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21		627	628,417
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		240	242,400
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		901	902,914
			1,773,731
Food Products — 1.5%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,491	1,491,125
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,066	1,071,518
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		670	671,894
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		2,187	2,200,436
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,032	1,035,494
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,038	1,034,461
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,460	1,292,277
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,055,700
			9,852,905
Health Care Equipment & Supplies — 1.0%
Biomet, Inc., Term Loan B2, 3.68%, 7/25/17		1,157	1,156,114
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		508	507,040
DJO Finance LLC, 2015 Term Loan, 4.25%, 4/21/20		1,160	1,161,810
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		628	630,660
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21	USD	855	$587,049
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,242	1,228,200
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,451	1,430,605
			6,701,478
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		237	239,409
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		680	676,845
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		1,360	1,332,800
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		457	457,691
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		436	436,459
Community Health Systems, Inc.:
Term Loan F, 3.53%, 12/31/18		924	926,325
Term Loan G, 3.75%, 12/31/19		1,129	1,128,656
Term Loan H, 4.00%, 1/27/21		2,076	2,079,999
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		534	534,029
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		800	805,664
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,824	2,828,604
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		891	892,816
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,000	1,019,874
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		691	689,306
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		574	575,021
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		375	375,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		404	405,904
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		270	270,675
Tenet Healthcare Corp., Interim Term Loan, 4.50%, 3/22/16		1,975	1,975,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19	USD	1,995	$1,996,592
			19,646,669
Hotels, Restaurants & Leisure — 3.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		970	968,185
2nd Lien Term Loan, 8.00%, 8/01/22		3,460	3,501,797
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,182	1,149,043
Burger King NewCo., 2015 Term Loan B, 3.75%, 12/10/21		1,593	1,593,478
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		4,480	4,302,165
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		748	751,457
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		937	937,983
Intrawest ULC, Term Loan, 4.75%, 12/09/20		607	610,732
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		4,421	4,428,808
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		642	641,792
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,062	1,060,042
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		609	610,761
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		394	394,122
Term Loan B, 4.00%, 2/19/19		557	557,476
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,088	1,089,947
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		1,194	1,203,779
			23,801,567
Household Products — 0.2%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,141	1,140,575
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., Term Loan B5, 3.50%, 5/19/22		770	767,990
Floating Rate Loan Interests (c)		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16	USD	1,313	$1,318,309
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		1,113	1,126,126
Term Loan C, 5.00%, 12/19/21		49	49,674
			3,262,099
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,525	1,344,404
Insurance — 0.5%
Alliant Holdings I, Inc.:
Term Loan B, 5.00%, 12/20/19		582	586,679
Term Loan B1, 5.00%, 12/20/19		138	138,401
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		926	861,598
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,094	1,080,823
2nd Lien Term Loan, 6.75%, 2/28/22		665	654,613
			3,322,114
Internet Software & Services — 0.4%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,169	1,166,725
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		799	801,335
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		667	669,105
			2,637,165
IT Services — 1.8%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 5/08/22		670	670,630
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18		7,087	7,081,026
2018 Term Loan, 3.68%, 9/24/18		1,640	1,638,754
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		754	729,330
SunGard Data Systems, Inc.:
Term Loan C, 3.93%, 2/28/17		705	705,296
Term Loan E, 4.00%, 3/08/20		379	379,659

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	16

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
IT Services (concluded)
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21	USD	807	$809,179
			12,013,874
Leisure Products — 0.1%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		422	418,823
Machinery — 0.5%
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18		1,025	1,025,593
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		395	396,398
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		304	306,230
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,306	1,304,404
			3,032,625
Media — 3.2%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 8.25%, 3/31/20		3,294	3,302,000
Term Loan, 0.00%, 7/03/15 (a)(e)		2,005	—
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		2,563	2,392,879
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		879	879,959
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,759	1,751,717
Media General, Inc., Term Loan B, 4.25%, 7/31/20		1,146	1,150,738
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,103	1,105,810
Term Loan B2, 4.50%, 5/21/20		954	956,677
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		365	364,457
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,083	1,083,820
TWCC Holding Corp., Refinancing Term Loan B, 5.75%, 2/13/17		865	864,732
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,405	2,400,407
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20		276	275,234
Term Loan E, 4.25%, 6/30/23	GBP	790	1,209,875
Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	1,526	$1,524,648
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		489	486,368
Term Loan B2A, 3.50%, 1/15/22		333	331,749
Term Loan B3, 3.50%, 1/15/22		548	545,608
			20,626,678
Metals & Mining — 0.6%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	215,049
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,986	1,983,568
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,442	1,449,386
			3,648,003
Multiline Retail — 0.8%
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		582	583,367
2nd Lien Term Loan, 8.50%, 3/26/20		575	580,750
Dollar Tree, Inc., Term Loan B, 4.25%, 3/09/22		2,410	2,432,100
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,630	1,630,227
			5,226,444
Oil, Gas & Consumable Fuels — 1.9%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,487	1,044,013
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,332	1,348,868
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,920	1,644,790
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,127	1,118,566
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		463	448,139
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		360	357,391
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		111	78,413
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,645	1,636,775

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19	USD	530	$506,150
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	271,562
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,002	992,463
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		104	97,898
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		457	454,838
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		367	354,372
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,935	1,949,512
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		296	295,880
			12,599,630
Pharmaceuticals — 2.5%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,289	1,290,535
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/22		340	342,550
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		846	846,027
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		2,084	2,088,222
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 4/22/21		255	256,275
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		787	785,775
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		1,638	1,636,869
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		2,021	2,023,473
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		478	477,813
Series E Term Loan B, 3.50%, 8/05/20		721	720,443
Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (concluded):
Term Loan B F1, 4.00%, 4/01/22	USD	5,760	$5,772,687
			16,240,669
Professional Services — 0.8%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		603	602,105
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	609,689
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		606	607,135
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		850	851,598
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,049	1,053,843
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,157	1,157,940
			4,882,310
Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		941	943,912
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		1,142	1,146,531
Realogy Corp.:
Extended Letter of Credit, 0.02%, 10/10/16		47	46,618
Term Loan B, 3.75%, 3/05/20		2,085	2,087,086
			4,224,147
Road & Rail — 0.3%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,005	997,314
2nd Lien Term Loan, 7.75%, 9/21/21		675	634,500
			1,631,814
Semiconductors & Semiconductor Equipment — 0.5%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		2,314	2,315,891
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		714	715,926

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	18

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc. (concluded):
Term Loan B5, 5.00%, 1/15/21	USD	374	$376,920
			3,408,737
Software — 1.6%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		560	562,800
Term Loan B, 4.30%, 11/01/19		522	521,613
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/11/22		2,751	2,746,608
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,102	1,096,552
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		607	564,464
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,837	1,897,380
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		618	619,903
2nd Lien Term Loan, 8.50%, 10/11/21		1,200	1,197,756
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		813	813,831
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		150	149,588
			10,170,495
Specialty Retail — 1.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,445	1,448,596
Michaels Stores, Inc., Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,191	1,195,097
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,419	2,421,356
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		886	887,421
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		2,085	2,090,817
			8,043,287
Technology Hardware, Storage & Peripherals — 0.2%
Dell, Inc., Term Loan B, 4.50%, 4/29/20		1,107	1,107,208
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,237	1,088,340
Floating Rate Loan Interests (c)		Par (000)	Value
Textiles, Apparel & Luxury Goods (concluded)
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21	USD	1,031	$936,664
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		778	781,220
			2,806,224
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		850	851,845
Wireless Telecommunication Services — 0.4%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		515	513,069
Lightsquared LP, 2nd Lien Term Loan, 17.00%, 1/01/16		382	602,996
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,523	1,520,590
			2,636,655
Total Floating Rate Loan Interests — 41.2%			267,978,649

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	2,600	2,984,139
Iceland Government International Bond:
4.88%, 6/16/16	USD	580	600,346
5.88%, 5/11/22		3,030	3,514,576
Total Foreign Agency Obligations — 1.1%			7,099,061

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		4,691	4,438,892
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,103	1,080,203
Series 2006-17, Class A2, 6.00%, 12/25/36		2,388	2,264,440
Series 2007-HY5, Class 3A1, 4.77%, 9/25/37 (c)		1,676	1,537,061
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.59%, 10/25/35 (c)		1,645	1,469,232

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)	USD	4,162	$4,242,094
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.50%, 2/26/37 (b)(c)		259	258,678
			15,290,600
Commercial Mortgage-Backed Securities — 10.6%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.74%, 2/10/51 (c)		1,510	1,629,583
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, 3.60%, 4/14/33 (b)(c)		5,310	5,391,737
Citigroup Commercial Mortgage Trust 2015-SSHP, Series 2015-SSHP, Class D, 3.23%, 9/15/17 (b)(c)		2,825	2,823,130
COMM 2015-3BP Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35 (b)		5,930	6,008,999
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48		5,000	5,134,210
Commercial Mortgage Pass-Through Certificates (b)(c):
Series 2013-LC13, Class D, 5.05%, 8/10/46		3,530	3,569,684
Series 2014-KYO, Class F, 3.68%, 6/11/27		1,855	1,851,323
Series 2014-PAT, Class E, 3.34%, 8/13/27		1,000	1,000,315
Series 2014-PAT, Class F, 2.63%, 8/13/27		2,000	1,901,578
Commercial Mortgage Trust, Series 2013-LC6:
Class B, 3.74%, 1/10/46		1,110	1,153,531
Class D, 4.29%, 1/10/46 (b)(c)		1,330	1,275,486
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,947,464
Credit Suisse Mortgage Capital Certificates (c):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	5,015
Series 2007-C5, Class AAB, 5.62%, 9/15/40		783	807,841
Series 2014-SURF, Class E, 3.29%, 2/15/29 (b)		1,000	999,382
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL 2015-C1 Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50	USD	890	$934,098
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (b)(c)		4,830	4,780,613
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.82%, 7/10/38 (c)		1,610	1,675,331
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,995	2,050,700
GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.09%, 7/15/31 (b)(c)		1,140	1,140,307
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (b)(c)		1,400	1,420,528
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		110	109,712
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,015	2,127,691
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (c)		2,140	2,281,629
Series 2012-LC9, Class XA, 1.88%, 12/15/47 (c)		14,438	1,279,479
LB-UBS Commercial Mortgage Trust (c):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,647,115
Series 2007-C6, Class A4, 5.86%, 7/15/40		4,365	4,565,423
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (c)		1,390	1,455,410
Talisman Finance PLC, Series 6, Class A, 0.19%, 10/22/16 (c)	EUR	1,200	1,303,859
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (c)	USD	2,001	2,110,898
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,164,563
Series 2012-C8, Class C, 4.88%, 8/15/45 (c)		1,395	1,516,408

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	20

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust (concluded):
Series 2014-C20, Class XA, 1.23%, 5/15/47 (c)	USD	14,809	$1,072,302
			69,135,344
Interest Only Commercial Mortgage-Backed Securities — 0.3%
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.20%, 11/15/45 (b)(c)		16,260	1,721,056
Scientific Instruments: Control & Filter — 0.9%
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (b)(c)		3,615	3,642,658
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (b)(c)		2,500	2,246,723
			5,889,381
Total Non-Agency Mortgage-Backed Securities — 14.2%			92,036,381

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.9%
Freddie Mac Mortgage-Backed Securities:
Series K032, Class A2, 3.31%, 5/25/23 (c)		3,500	3,720,367
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,115	2,326,195
			6,046,562
Interest Only Collateralized Mortgage Obligations — 1.1%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.03%, 12/25/17 (c)		18,157	1,425,050
Freddie Mac Mortgage-Backed Securities, Class X1 (c):
Series K042, 1.06%, 12/25/24		35,053	2,868,106
Series K707, 1.55%, 12/25/18		42,105	2,001,822
Series K710, 1.78%, 5/25/19		13,109	784,134
			7,079,112
Mortgage-Backed Securities — 3.0%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26		6,478	6,909,821
5.00%, 7/01/20 - 8/01/23		4,167	4,420,021
U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25	USD	7,508	$8,064,177
			19,394,019
Total U.S. Government Sponsored Agency Securities — 5.0%			32,519,693

Other Interests (j)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750
Construction Materials — 0.0%
USI Senior Holdings		6	135,533
Total Other Interests — 0.0%			144,283

Preferred Securities
Capital Trusts	Par (000)	Value
Banks — 3.9%
Bank of America Corp., Series AA, 6.10% (c)(h)	1,241	1,251,859
Bank of America Corp., Series X, 6.25% (c)(h)	1,929	1,965,169
Capital One Financial Corp., Series E, 5.55% (c)(h)	3,000	3,003,750
Citigroup, Inc., 5.95% (c)(h)	1,370	1,371,712
JPMorgan Chase & Co., Series U, 6.13% (c)(h)	6,690	6,890,700
JPMorgan Chase & Co., Series V, 5.00% (c)(h)	3,000	2,958,750
Societe Generale SA, 6.00% (b)(c)(h)	4,825	4,607,875
Wells Fargo & Co., Series S, 5.90% (c)(h)	3,000	3,090,000
		25,139,815
Capital Markets — 0.7%
Credit Suisse Group AG, 6.25% (b)(c)(h)	1,445	1,417,906
Morgan Stanley, Series H, 5.45% (c)(h)	1,426	1,429,565
State Street Corp., Series F, 5.25% (c)(h)	1,625	1,643,281

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Capital Trusts	Par (000)	Value
Capital Markets (concluded)
UBS Group AG, 5.75% (c)(h)	200	$226,799
		4,717,551
Diversified Financial Services — 1.5%
Bank of America Corp., Series U, 5.20% (c)(h)	1,250	1,196,875
Citigroup, Inc., 5.90% (c)(h)	5,000	4,993,750
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)	1,450	1,620,375
Orange SA, 4.00% (c)(h)	200	231,214
Telefonica Europe BV, 4.20% (c)(h)	200	228,633
The Goldman Sachs Group, Inc., Series M, 5.38% (c)(h)	1,730	1,725,675
		9,996,522
Insurance — 3.5%
The Allstate Corp., 6.13%, 5/15/67 (c)	3,000	3,135,000
AXA SA, 6.46% (b)(c)(h)	1,625	1,687,969
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (c)	2,500	2,818,750
Liberty Mutual Group, Inc.,
7.00%, 3/07/67 (b)(c)	1,575	1,620,281
7.80%, 3/07/87 (b)	1,500	1,818,750
MetLife, Inc., 5.25%, 12/29/49 (c)	1,600	1,602,000
Prudential Financial, Inc., 5.63%, 6/15/43 (c)	3,250	3,449,063
Swiss Re Capital I LP, 6.85% (b)(c)(h)	3,000	3,101,250
Voya Financial, Inc., 5.65%, 5/15/53 (c)	3,500	3,631,250
		22,864,313
Total Capital Trusts — 9.6%		62,718,201

Preferred Stocks	Shares
Capital Markets — 0.9%
The Goldman Sachs Group, Inc., Series J, 5.50% (c)(h)	202,526	5,034,796
SCE Trust III, 5.75% (c)(h)	21,200	579,184
Preferred Stocks	Shares	Value
Capital Markets (concluded)
CF-B L2 (D) LLC, 0.00% (c)(h)	111,497	$111,653
		5,725,633
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(h)	3,610	95,124
Diversified Financial Services — 0.5%
Morgan Stanley, 6.88% (c)(h)	120,000	3,274,800
Total Preferred Stocks — 1.4%		9,095,557

Trust Preferreds — 0.4%
Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.13% (c)	105,753	2,746,376
Total Preferred Securities — 11.4%		74,560,134

Warrants (k)
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (k)	3,100	39,931
Total Long-Term Investments (Cost — $951,801,539) — 146.7%		955,015,488
Options Purchased (Cost — $44,978) — 0.0%		--
Total Investments (Cost — $951,846,517*) — 146.7%		955,015,488
Liabilities in Excess of Other Assets — (46.7)%		(303,749,121)
Net Assets — 100.0%		$651,266,367
*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$955,331,642
Gross unrealized appreciation	$22,096,639
Gross unrealized depreciation	(22,412,793)
Net unrealized appreciation	$(316,154)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	22

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$435,165	$4,187
J.P. Morgan Securities LLC	3,984,686	6,731
Morgan Stanley & Co. LLC	1,000,000	—
(e)	Zero-coupon bond.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Convertible security.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
Portfolio Abbreviations
ABS	Asset-Backed Security
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
VA	Department of Veterans Affairs
•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	5/14/14	Open	$933,000	$938,956
UBS Securities LLC	0.35%	5/14/14	Open	1,693,000	1,699,304
UBS Securities LLC	0.45%	5/14/14	Open	811,000	814,883
UBS Securities LLC	(0.50)%	5/14/14	Open	980,000	974,787
UBS Securities LLC	0.55%	5/14/14	Open	2,326,000	2,339,610
UBS Securities LLC	0.55%	5/14/14	Open	788,000	792,611
Deutsche Bank Securities, Inc.	0.60%	5/17/14	Open	500,000	503,417
Deutsche Bank Securities, Inc.	0.60%	5/27/14	Open	700,000	704,317
BNP Paribas Securities Corp.	0.59%	8/12/14	Open	855,000	858,918
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (continued):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	9/17/14	Open	$3,109,000	$3,122,844
Barclays Capital, Inc.	0.35%	9/17/14	Open	3,202,000	3,216,405
Barclays Capital, Inc.	0.40%	9/17/14	Open	3,311,000	3,325,053
Barclays Capital, Inc.	0.44%	9/17/14	Open	1,061,000	1,064,320
Barclays Capital, Inc.	0.55%	9/17/14	Open	1,278,000	1,282,998
Barclays Capital, Inc.	0.60%	9/17/14	Open	611,000	615,134
Barclays Capital, Inc.	0.60%	9/17/14	Open	502,000	505,397
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,244,000	1,251,651
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,288,000	1,294,875
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,208,000	1,214,463
Barclays Capital, Inc.	0.60%	9/17/14	Open	489,000	491,086
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,242,000	1,247,299
Barclays Capital, Inc.	0.60%	9/17/14	Open	869,000	872,708
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,175,000	1,180,013
Barclays Capital, Inc.	0.60%	9/17/14	Open	941,000	945,015
Barclays Capital, Inc.	0.60%	9/17/14	Open	657,000	659,803
Barclays Capital, Inc.	0.60%	9/17/14	Open	658,000	660,807
Barclays Capital, Inc.	0.60%	9/17/14	Open	716,000	719,055
Barclays Capital, Inc.	0.60%	9/17/14	Open	629,000	631,684
Barclays Capital, Inc.	(1.75)%	9/17/14	Open	518,870	510,269
RBC Capital Markets LLC	0.65%	9/18/14	Open	349,800	351,417
RBC Capital Markets LLC	0.65%	9/18/14	Open	620,940	623,810
RBC Capital Markets LLC	0.34%	9/19/14	Open	598,400	599,841
RBC Capital Markets LLC	0.34%	9/19/14	Open	967,725	970,056
RBC Capital Markets LLC	0.65%	9/19/14	Open	576,850	579,506
UBS Securities LLC	0.48%	9/22/14	Open	2,610,000	2,618,735
UBS Securities LLC	0.50%	9/22/14	Open	4,400,000	4,415,339
UBS Securities LLC	0.50%	9/22/14	Open	4,071,094	4,085,286
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	1,437,000	1,441,810
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,284,000	1,289,157
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	739,000	741,968
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,316,000	1,321,286
Deutsche Bank Securities, Inc.	0.59%	10/30/14	Open	617,865	620,037
Deutsche Bank Securities, Inc.	0.60%	11/5/14	Open	1,598,000	1,603,540
BNP Paribas Securities Corp.	0.34%	11/7/14	Open	7,278,000	7,292,160
RBC Capital Markets LLC	0.65%	11/17/14	Open	445,950	447,528
HSBC Securities (USA), Inc.	0.35%	11/28/14	Open	603,000	604,085
RBC Capital Markets LLC	0.45%	12/3/14	Open	330,225	330,968
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	745,000	747,371
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	564,000	565,795
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	595,000	596,893
RBC Capital Markets LLC	0.65%	12/4/14	Open	1,509,450	1,514,328
UBS Securities LLC	0.55%	12/9/14	Open	1,878,000	1,882,964
UBS Securities LLC	0.55%	12/9/14	Open	2,160,000	2,165,709
UBS Securities LLC	0.55%	12/9/14	Open	1,800,000	1,804,757
UBS Securities LLC	0.55%	12/9/14	Open	2,035,000	2,040,379
UBS Securities LLC	0.55%	12/9/14	Open	1,580,000	1,584,176
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	395,000	396,086
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	344,000	344,946
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	193,000	193,531

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	24

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (continued):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	$401,000	$402,103
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	391,000	392,075
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	456,000	457,254
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	295,000	295,811
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	138,000	138,379
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,344,000	1,347,696
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	384,000	385,056
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	397,000	398,092
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	521,000	522,433
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	79,000	79,217
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	473,000	474,301
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	450,000	451,237
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	122,000	122,335
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	488,000	489,342
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	541,000	542,488
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	462,000	463,270
UBS Securities LLC	0.40%	12/18/14	Open	2,857,500	2,862,739
UBS Securities LLC	0.50%	12/18/14	Open	1,234,955	1,237,785
UBS Securities LLC	0.55%	12/18/14	Open	600,838	602,352
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,309,000	1,311,927
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	5,929,000	5,942,258
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,426,000	1,429,189
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,025,000	3,031,764
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,199,000	1,201,681
UBS Securities LLC	0.60%	12/19/14	Open	1,050,975	1,053,848
UBS Securities LLC	0.60%	12/19/14	Open	845,813	848,124
UBS Securities LLC	0.65%	12/19/14	Open	1,031,835	1,034,890
Deutsche Bank Securities, Inc.	0.60%	1/6/15	Open	427,000	428,039
Deutsche Bank Securities, Inc.	0.60%	1/13/15	Open	1,523,000	1,526,528
Deutsche Bank Securities, Inc.	0.60%	1/15/15	Open	1,171,000	1,173,674
Deutsche Bank Securities, Inc.	0.60%	2/4/15	Open	495,000	495,965
UBS Securities LLC	0.55%	2/6/15	Open	959,669	961,355
Deutsche Bank Securities, Inc.	0.60%	2/11/15	Open	642,000	643,177
UBS Securities LLC	0.55%	2/25/15	Open	655,785	656,747
UBS Securities LLC	0.55%	2/25/15	Open	712,215	713,260
Deutsche Bank Securities, Inc.	0.60%	2/26/15	Open	1,121,000	1,122,775
RBC Capital Markets LLC	(1.00)%	3/3/15	Open	240,248	239,647
Deutsche Bank Securities, Inc.	0.60%	3/5/15	Open	576,105	576,950
UBS Securities LLC	0.55%	3/18/15	Open	1,201,038	1,202,414
HSBC Securities (USA), Inc.	0.40%	3/19/15	Open	3,445,714	3,448,547
HSBC Securities (USA), Inc.	0.40%	3/19/15	Open	1,467,857	1,469,064
Deutsche Bank Securities, Inc.	0.60%	3/23/15	Open	520,000	520,607
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,585,000	1,586,770
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	710,000	710,793
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,139,000	1,140,272
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,260,000	1,261,407
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	795,000	795,888
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	768,000	768,858
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	967,000	968,080

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (continued):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	$645,000	$645,720
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	2,113,000	2,115,359
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,205,000	1,206,346
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,979,000	1,981,210
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	962,000	963,074
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,024,000	1,025,143
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,377,000	1,378,538
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	901,000	902,006
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,082,000	1,083,208
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	708,000	708,791
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,562,000	1,563,744
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,579,000	1,580,763
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	742,000	742,829
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,246,000	1,247,391
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	941,000	942,051
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	824,000	824,920
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,019,000	1,020,138
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,005,000	1,006,122
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	821,000	821,917
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	2,164,000	2,166,416
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	783,000	783,874
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,444,000	1,445,612
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,085,000	1,086,212
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,541,000	1,542,721
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,228,000	1,229,371
HSBC Securities (USA), Inc.	0.40%	3/25/15	Open	818,594	819,212
HSBC Securities (USA), Inc.	0.40%	3/25/15	Open	1,012,500	1,013,265
RBC Capital Markets LLC	0.39%	3/25/15	Open	2,361,600	2,363,340
RBC Capital Markets LLC	0.75%	3/26/15	Open	599,400	600,224
RBC Capital Markets LLC	0.75%	3/26/15	Open	987,188	988,545
RBC Capital Markets LLC	0.75%	3/26/15	Open	836,913	838,063
RBC Capital Markets LLC	0.75%	3/27/15	Open	1,019,760	1,021,162
UBS Securities LLC	0.65%	3/27/15	Open	1,956,503	1,958,834
UBS Securities LLC	0.65%	3/27/15	Open	2,542,594	2,545,624
UBS Securities LLC	0.65%	3/27/15	Open	675,101	675,906
UBS Securities LLC	0.65%	3/27/15	Open	739,935	740,817
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	692,000	692,655
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	2,418,000	2,420,290
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	525,000	525,497
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	2,457,000	2,459,327
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	1,660,000	1,661,572
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	2,224,000	2,226,107
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	975,000	975,923
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	702,000	702,665
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	849,000	849,804
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	525,000	525,497
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	579,000	579,548
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	357,000	357,338
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	733,000	733,694
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	517,000	517,490

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	26

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (continued):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	$816,000	$816,773
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	2,478,000	2,480,347
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	3,487,000	3,490,303
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	330,000	330,313
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	161,000	161,152
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	816,000	816,773
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	169,000	169,160
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	833,000	833,861
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	853,000	853,881
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	923,000	923,954
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	966,000	966,998
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	2,703,000	2,705,793
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	1,288,000	1,289,331
HSBC Securities (USA), Inc.	0.60%	3/30/15	Open	355,000	355,367
HSBC Securities (USA), Inc.	0.65%	3/30/15	Open	702,000	702,786
HSBC Securities (USA), Inc.	0.65%	3/30/15	Open	632,000	632,707
HSBC Securities (USA), Inc.	0.65%	3/30/15	Open	960,000	961,075
HSBC Securities (USA), Inc.	0.55%	3/31/15	Open	3,082,500	3,085,420
HSBC Securities (USA), Inc.	0.55%	3/31/15	Open	2,857,000	2,859,706
RBC Capital Markets LLC	0.65%	3/31/15	Open	2,705,963	2,708,992
HSBC Securities (USA), Inc.	0.55%	4/1/15	Open	591,874	592,425
HSBC Securities (USA), Inc.	0.60%	4/1/15	Open	595,598	596,203
HSBC Securities (USA), Inc.	0.60%	4/2/15	Open	595,920	596,516
Barclays Capital, Inc.	0.60%	4/6/15	Open	567,720	568,250
UBS Securities LLC	0.60%	4/6/15	Open	552,096	552,611
UBS Securities LLC	0.55%	4/7/15	Open	1,061,500	1,062,392
RBC Capital Markets LLC	0.50%	4/8/15	Open	427,455	427,776
RBC Capital Markets LLC	0.75%	4/8/15	Open	376,125	376,548
RBC Capital Markets LLC	0.75%	4/8/15	Open	486,850	487,398
UBS Securities LLC	0.55%	4/8/15	Open	471,263	471,651
UBS Securities LLC	0.55%	4/9/15	Open	674,725	675,271
UBS Securities LLC	0.55%	4/9/15	Open	469,676	470,057
UBS Securities LLC	0.55%	4/9/15	Open	451,875	452,241
UBS Securities LLC	0.55%	4/9/15	Open	612,893	613,389
UBS Securities LLC	0.55%	4/9/15	Open	628,215	628,724
UBS Securities LLC	0.55%	4/9/15	Open	307,275	307,524
HSBC Securities (USA), Inc.	0.55%	4/10/15	Open	1,845,304	1,846,770
Deutsche Bank Securities, Inc.	0.70%	4/17/15	Open	1,750,000	1,751,531
Deutsche Bank Securities, Inc.	0.70%	4/17/15	Open	646,000	646,565
Deutsche Bank Securities, Inc.	0.70%	4/17/15	Open	345,000	345,302
Deutsche Bank Securities, Inc.	0.70%	4/17/15	Open	473,000	473,414
Deutsche Bank Securities, Inc.	0.70%	4/22/15	Open	1,095,000	1,095,852
RBC Capital Markets LLC	0.39%	4/22/15	Open	1,743,700	1,744,456
RBC Capital Markets LLC	0.65%	4/22/15	Open	422,470	422,775
RBC Capital Markets LLC	0.65%	4/22/15	Open	521,875	522,252
RBC Capital Markets LLC	0.65%	4/22/15	Open	417,490	417,791
Deutsche Bank Securities, Inc.	0.65%	4/23/15	Open	2,148,000	2,149,513
Deutsche Bank Securities, Inc.	0.70%	4/23/15	Open	1,489,000	1,490,129
RBC Capital Markets LLC	0.65%	4/23/15	Open	565,150	565,548
RBC Capital Markets LLC	0.75%	4/23/15	Open	807,570	808,226

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (concluded):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.75%	4/23/15	Open	$623,050	$623,556
RBC Capital Markets LLC	0.75%	4/23/15	Open	786,050	786,689
RBC Capital Markets LLC	0.75%	4/23/15	Open	616,745	617,246
RBC Capital Markets LLC	0.75%	4/23/15	Open	544,800	545,243
Barclays Capital, Inc.	(3.00)%	4/24/15	Open	593,206	591,328
RBC Capital Markets LLC	0.75%	4/27/15	Open	785,400	785,973
RBC Capital Markets LLC	0.75%	4/27/15	Open	1,310,950	1,311,906
BNP Paribas Securities Corp.	0.60%	4/28/15	Open	618,000	618,350
BNP Paribas Securities Corp.	0.60%	4/28/15	Open	1,315,000	1,315,745
HSBC Securities (USA), Inc.	0.55%	5/1/15	Open	623,351	623,646
RBC Capital Markets LLC	0.65%	5/1/15	Open	2,489,135	2,490,528
RBC Capital Markets LLC	0.65%	5/1/15	Open	558,090	558,402
RBC Capital Markets LLC	0.70%	5/1/15	Open	1,061,570	1,062,210
RBC Capital Markets LLC	0.70%	5/1/15	Open	1,008,838	1,009,446
RBC Capital Markets LLC	0.70%	5/1/15	Open	1,216,800	1,217,533
RBC Capital Markets LLC	0.65%	5/4/15	Open	157,250	157,329
Deutsche Bank Securities, Inc.	0.60%	5/6/15	Open	678,283	678,576
Deutsche Bank Securities, Inc.	0.60%	5/6/15	Open	1,392,000	1,392,603
Credit Suisse Securities (USA) LLC	(0.25)%	5/7/15	Open	701,335	701,213
RBC Capital Markets LLC	0.75%	5/7/15	Open	1,029,233	1,029,769
RBC Capital Markets LLC	0.75%	5/7/15	Open	688,875	689,234
RBC Capital Markets LLC	0.65%	5/13/15	Open	550,586	550,775
Credit Suisse Securities (USA) LLC	0.50%	5/14/15	Open	907,156	907,383
RBC Capital Markets LLC	0.39%	5/14/15	Open	1,170,300	1,170,528
RBC Capital Markets LLC	0.39%	5/14/15	Open	1,870,000	1,870,365
RBC Capital Markets LLC	0.39%	5/15/15	Open	575,025	575,131
RBC Capital Markets LLC	0.39%	5/15/15	Open	653,300	653,420
RBC Capital Markets LLC	0.65%	5/15/15	Open	308,950	309,045
Morgan Stanley & Co. LLC	0.30%	5/18/15	7/16/15	18,782,000	18,784,236
UBS Securities LLC	0.65%	5/18/15	Open	574,998	575,143
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	2,696,000	2,696,577
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	1,443,000	1,443,309
HSBC Securities (USA), Inc.	0.40%	5/21/15	Open	2,815,625	2,815,969
HSBC Securities (USA), Inc.	0.60%	5/21/15	Open	6,447,488	6,448,670
RBC Capital Markets LLC	0.75%	5/21/15	Open	392,625	392,715
RBC Capital Markets LLC	0.75%	5/21/15	Open	1,130,900	1,131,159
RBC Capital Markets LLC	0.75%	5/21/15	Open	616,070	616,211
Deutsche Bank Securities, Inc.	0.60%	5/26/15	Open	733,900	733,973
Deutsche Bank Securities, Inc.	0.60%	5/26/15	Open	777,750	777,828
HSBC Securities (USA), Inc.	0.55%	5/26/15	Open	266,288	266,312
RBC Capital Markets LLC	0.75%	5/27/15	Open	695,460	696,416
UBS Securities LLC	0.55%	5/28/15	Open	671,709	671,750
RBC Capital Markets LLC	0.39%	5/29/15	Open	520,000	520,000
RBC Capital Markets LLC	0.65%	5/29/15	Open	455,000	455,000
RBC Capital Markets LLC	0.70%	5/29/15	Open	506,141	506,150
Total				$301,130,118	$301,623,866
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	28

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, financial futures contracts outstanding were as follows:
Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(358)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	42,862,110	$(157,914)
(276)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	35,241,750	(162,200)
(116)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	18,052,500	(206,144)
75	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	12,021,094	121,191

Total						$(405,067)
•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,020,000	CAD	1,944,553	HSBC Bank PLC	6/10/15	$(19,653)
AUD	2,086,000	MXN	25,775,868	BNP Paribas SA	6/10/15	(78,701)
AUD	2,021,000	NZD	2,156,270	JPMorgan Chase Bank NA	6/10/15	15,758
CAD	1,959,907	AUD	2,020,000	Goldman Sachs International	6/10/15	31,997
CAD	1,989,545	USD	1,630,000	BNP Paribas SA	6/10/15	(30,451)
EUR	1,509,000	GBP	1,102,358	BNP Paribas SA	6/10/15	(27,239)
EUR	1,430,000	GBP	1,017,416	Citibank N.A.	6/10/15	15,802
GBP	1,081,653	EUR	1,509,000	Deutsche Bank AG	6/10/15	(4,404)
GBP	1,032,244	EUR	1,430,000	UBS AG	6/10/15	6,859
GBP	1,071,000	NOK	12,351,403	Goldman Sachs International	6/10/15	47,816
GBP	1,059,000	SEK	13,703,105	Bank of America N.A.	6/10/15	11,124
GBP	1,000,000	SEK	12,894,355	Goldman Sachs International	6/10/15	15,819
JPY	196,802,744	EUR	1,460,000	UBS AG	6/10/15	(17,934)
MXN	25,129,687	AUD	2,086,000	Deutsche Bank AG	6/10/15	36,763
MXN	24,721,378	CAD	1,947,000	Goldman Sachs International	6/10/15	39,082
NOK	12,550,072	GBP	1,071,000	BNP Paribas SA	6/10/15	(22,257)
NZD	2,098,574	AUD	2,021,000	Bank of America N.A.	6/10/15	(56,662)
NZD	2,206,042	AUD	2,060,000	Barclays Bank PLC	6/10/15	(10,275)
NZD	2,230,000	CAD	1,993,627	Bank of America N.A.	6/10/15	(21,827)
NZD	2,122,000	USD	1,609,630	BNP Paribas SA	6/10/15	(105,196)
NZD	2,122,000	USD	1,586,612	BNP Paribas SA	6/10/15	(82,178)
NZD	2,180,000	USD	1,595,259	HSBC Bank PLC	6/10/15	(49,704)
SEK	13,403,152	GBP	1,029,500	JPMorgan Chase Bank NA	6/10/15	(1,223)
USD	1,621,886	AUD	2,070,000	Citibank N.A.	6/10/15	39,951
USD	1,630,000	CAD	1,960,011	Goldman Sachs International	6/10/15	54,196
USD	1,636,046	NZD	2,161,000	Bank of America N.A.	6/10/15	103,962
USD	1,605,971	NZD	2,180,000	Bank of America N.A.	6/10/15	60,417
USD	1,595,805	NZD	2,083,000	UBS AG	6/10/15	119,021
USD	1,630,000	SEK	13,903,633	Bank of America N.A.	7/08/15	(1,773)
EUR	403,000	USD	460,882	Goldman Sachs International	7/21/15	(17,972)
EUR	100,000	USD	111,699	Royal Bank of Scotland PLC	7/21/15	(1,795)
EUR	133,000	USD	144,721	Royal Bank of Scotland PLC	7/21/15	1,451
EUR	360,000	USD	395,279	State Street Bank and Trust Co.	7/21/15	373
EUR	102,000	USD	113,779	State Street Bank and Trust Co.	7/21/15	(1,677)
EUR	2,700,000	USD	2,916,005	UBS AG	7/21/15	51,383
GBP	1,138,000	USD	1,772,773	Bank of America N.A.	7/21/15	(34,071)
GBP	109,000	USD	171,885	Bank of America N.A.	7/21/15	(5,349)
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows (concluded):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	34,000	USD	51,549	Deutsche Bank AG	7/21/15	398
USD	1,183,654	CAD	1,450,000	Royal Bank of Canada	7/21/15	18,589
USD	106,410	EUR	95,000	Citibank N.A.	7/21/15	2,002
USD	19,060,957	EUR	17,710,200	UBS AG	7/21/15	(403,134)
USD	24,655,155	GBP	16,675,000	Barclays Bank PLC	7/21/15	(821,879)
Total						$(1,142,591)
•	As of May 31, 2015, OTC options purchased were as follows:
Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	46	$—
•	As of May 31, 2015, centrally cleared interest rate swaps outstanding were as follows:
Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.54%	3-month LIBOR	Chicago Mercantile	9/04/24	USD	18,700	$662,905
2.60%	3-month LIBOR	Chicago Mercantile	9/04/24	USD	18,700	(666,900)
Total						$(3,995)
•	As of May 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(9)	$7	$(16)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(9)	7	(16)
Total						$(18)	$14	$(32)
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	30

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$88,711,509	$24,628,162	$113,339,671
Common Stocks	$3,392,015	1,049,262	1,249,841	5,691,118
Corporate Bonds	—	352,648,369	8,958,198	361,606,567
Floating Rate Loan Interests	—	249,028,811	18,949,838	267,978,649
Foreign Agency Obligations	—	7,099,061	—	7,099,061
Non-Agency Mortgage-Backed Securities	—	92,039,931	—	92,036,381
Other Interests	—	—	144,283	144,283
Preferred Securities	11,730,280	62,718,201	111,653	74,560,134
U.S. Government Sponsored Agency Securities	—	32,519,693	—	32,519,693
Warrants	—	—	39,931	39,931
Total	$15,122,295	$885,811,287	$54,081,906	$955,015,488
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	31

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$121,191	$662,905	—	$784,096
Foreign currency exchange contracts	—	672,763	—	672,763
Liabilities:
Interest rate contracts	(526,258)	(666,900)	—	(1,193,158)
Credit rate contracts	—	(32)	—	(32)
Foreign currency exchange contracts	—	(1,815,354)	—	(1,815,354)

Total	$(405,067)	$(1,146,618)	—	$(1,551,685)
[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$131,870	—	—	$131,870
Cash pledged for financial futures contracts	875,450	—	—	875,450
Cash pledged as collateral for reverse repurchase agreements	914,000	—	—	914,000
Cash pledged as collateral for OTC derivatives	91,390	—	—	91,390
Cash pledged for centrally cleared swaps	96,841	—	—	96,841
Foreign currency at value	1,922,925	—	—	1,922,925
Liabilities:
Reverse repurchase agreements	—	$(301,623,866)	—	(301,623,866)
Cash received as collateral for reverse repurchase agreements	—	(198,000)	—	(198,000)
Total	$4,032,476	$(301,821,866)	—	$(297,789,390)

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	32

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Preferred Stocks	Total
Assets:
Opening Balance, as of August 31, 2014	$2,748,166	$14,418,405	$8,907,388	$33,197,391	$8,750	$(175)	—	—	$59,279,925
Transfers into Level 3[1]	—	—	—	4,027,783	—	—	$14,419	—	4,042,202
Transfers out of Level 3[2]	—	(10,116,243)	—	(13,702,627)	—	—	—	—	(23,818,870)
Accrued discounts/premiums	—	(68,913)	(724)	38,746	—	—	—	—	(30,891)
Net realized gain/loss	—	(576,539)	(3,036,848)	(1,185,450)	—	—	—	—	(4,798,837)
Net change in unrealized appreciation/depreciation[3,4]	(1,704,823)	1,016,528	2,940,042	703,828	135,533	175	25,512	156	3,116,951
Purchases	206,498	21,061,338	148,340	4,959,137	—	—	—	111,497	26,486,810
Sales	—	(1,106,414)	—	(9,088,970)	—	—	—	—	(10,195,384)
Closing Balance, as of May 31, 2015	$1,249,841	$24,628,162	$8,958,198	$18,949,838	$144,283	—	$39,931	$111,653	$54,081,906
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[3,4]	$(1,704,822)	$1,021,227	$(96,806)	$(376,146)	$135,533	—	$25,512	$156	$(995,346)

[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,042,202 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,818,870 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation (depreciation).
[4]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2015	33

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Limited Duration Income Trust

Date: July 23, 2015